Annual Total Returns- Janus Henderson Overseas Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Overseas Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(32.78%)	12.42%	12.10%	(13.72%)	(8.55%)	(6.91%)	31.17%	(15.36%)	27.01%	16.58%